PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 98,674	$ 14,212	¥ 87,439
Less: Accumulated depreciation	(44,739)	(6,444)	(43,245)
Property and equipment, net	53,935	7,768	44,194
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	37,846	5,451	46,911
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	11,783	1,697	10,686
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 49,045	$ 7,064	¥ 29,842